Segment Reporting (Details) - Schedule of each reportable segment’s revenue and income - USD ($)	12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2018
Battery cells and packs segment [Member]
Segment Reporting Information [Line Items]
Revenues from external customers	$ 3,148,156	$ 1,253,569	$ 550,381
Depreciation and amortization	(2,318)
Segment income (loss) before tax	$ 251,732	$ 1,119,568	$ 105,045
Segment gross profit margin	15.00%	96.00%	16.00%
Rental segment [Member]
Segment Reporting Information [Line Items]
Revenues from external customers	$ 1,595,226	$ 3,823,058	$ 2,641,179
Depreciation and amortization	(933,176)	(940,434)	(598,498)
Segment income (loss) before tax	$ (76,292)	$ 1,612,434	$ 1,390,232
Segment gross profit margin	15.00%	52.00%	54.00%
Total segments [Member]
Segment Reporting Information [Line Items]
Revenues from external customers	$ 15,908,672	$ 5,180,707	$ 3,191,560
Depreciation and amortization	(1,018,390)	(940,858)	(598,498)
Segment income (loss) before tax	$ 344,892	$ 2,764,996	$ 1,495,277
Segment gross profit margin	11.00%	61.00%	48.00%
Consolidated [Member]
Segment Reporting Information [Line Items]
Revenues from external customers	$ 16,838,508	$ 5,194,259	$ 3,191,560
Depreciation and amortization	(1,018,856)	(944,036)	(599,045)
Segment income (loss) before tax	$ 374,070	$ 2,653,497	$ 1,123,677
Segment gross profit margin	11.00%	61.00%	48.00%
Unallocated [Member]
Segment Reporting Information [Line Items]
Revenues from external customers	$ 929,836	$ 13,552
Depreciation and amortization	(466)	(3,178)	$ (547)
Segment income (loss) before tax	$ 29,178	$ (111,499)	$ (371,600)
Segment gross profit margin	10.00%	39.00%
E-bicycle sales segment [Member]
Segment Reporting Information [Line Items]
Revenues from external customers	$ 11,165,290	$ 104,080
Depreciation and amortization	(82,896)	(424)
Segment income (loss) before tax	$ 169,452	$ 32,994
Segment gross profit margin	9.00%	(2.00%)